SUMMARY OF DETAILED SEGMENT INFORMATION (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 1,740,724	$ 1,469,112	$ 2,690,980
Cost of sales [member] | Academy [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	591,462	589,415
Operating expenses [member] | Academy [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 1,740,724	$ 1,469,112